Amplify Online Retail ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Marketplace - 39.0%
Affirm Holdings, Inc. (a) (b)	261,918	$4,240,452
Alibaba Group Holding Ltd. (a)	216,400	2,969,544
BigCommerce Holdings, Inc. (a)	329,521	4,039,928
Copart, Inc. (a)	77,012	5,129,769
Coupang, Inc. (a)	100,655	1,700,063
Delivery Hero SE (a) (c)	54,101	3,247,801
DoorDash, Inc. - Class A (a)	91,708	5,311,727
Etsy, Inc. (a)	43,651	6,005,505
Fiverr International Ltd. (a)	61,319	2,274,322
Global-e Online Ltd. (a)	76,852	2,303,254
JD.com, Inc. - Class A	89,240	2,635,836
Jumia Technologies AG - ADR (a) (b)	361,517	1,518,371
Just Eat Takeaway.com NV (a) (c)	103,148	2,629,610
KE Holdings, Inc. - ADR (a)	160,974	2,952,263
Liquidity Services, Inc. (a)	255,034	3,822,960
Lyft, Inc. - Class A (a)	318,233	5,171,286
Meituan - Class B (a) (c)	96,500	2,148,779
MercadoLibre, Inc. (a)	1,994	2,356,290
Ozon Holdings PLC - ADR (a) (b) (d)	106,678	–
PayPal Holdings, Inc. (a)	57,039	4,648,108
Pinduoduo, Inc. - ADR (a)	30,461	2,984,569
Sea Ltd. - ADR (a)	37,856	2,439,819
Shopify, Inc. - Class A (a)	51,432	2,534,055
Uber Technologies, Inc. (a)	151,973	4,700,525
Upwork, Inc. (a)	332,028	4,303,083
Vivid Seats, Inc. - Class A (a) (b)	532,457	4,531,209
		86,599,128
Traditional Retail - 49.1%
1-800-Flowers.com, Inc. - Class A (a)	535,723	5,341,158
Amazon.com, Inc. (a)	48,895	5,042,541
ASKUL Corp.	166,400	2,191,139
ASOS PLC (a)	256,610	2,760,251
Carvana Co. (a) (b)	304,262	3,094,345
Chegg, Inc. (a)	170,888	3,547,635
Chewy, Inc. - Class A (a) (b)	123,166	5,549,860
eBay, Inc.	112,475	5,567,512
Farfetch Ltd. - Class A (a)	218,825	1,492,386
Figs, Inc. - Class A (a)	661,537	5,920,756
HelloFresh SE (a)	85,664	2,065,607
IAC, Inc. (a)	96,044	5,426,486
Lands' End, Inc. (a)	425,968	3,846,491
Netflix, Inc. (a)	16,229	5,742,794
Ocado Group PLC (a)	243,357	1,938,143
Oisix ra daichi, Inc. (a) (b)	157,900	2,638,440
Overstock.com, Inc. (a)	205,951	4,986,074
Peloton Interactive, Inc. - Class A (a)	467,467	6,044,348
PetMed Express, Inc.	204,026	4,382,478
Revolve Group, Inc. (a)	189,752	5,415,522
Shutterstock, Inc.	95,186	7,164,650
Spotify Technology SA (a)	24,197	2,727,486
Vipshop Holdings Ltd. - ADR (a)	229,231	3,546,204
Wayfair, Inc. - Class A (a) (b)	116,558	7,051,759
Zalando SE (a) (c)	71,946	3,331,210
ZOZO, Inc.	81,000	2,084,662
		108,899,937
Travel - 11.5%
Airbnb, Inc. - Class A (a)	47,449	5,272,059
Booking Holdings, Inc. (a)	2,393	5,824,801
Expedia Group, Inc. (a)	49,826	5,695,112
MakeMyTrip Ltd. (a)	63,589	1,842,809
Trip.com Group Ltd. (a)	68,348	2,520,835
TripAdvisor, Inc. (a)	188,441	4,390,675
		25,546,291
Total Common Stocks (Cost $367,345,055)		221,045,356

MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (e)	844,256	844,256
Total Money Market Funds (Cost $844,256)		844,256

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.8%
First American Government Obligations Fund - Class X - 4.10% (e)	17,241,672	17,241,672
Total Investments Purchased with Proceeds from Securities Lending (Cost $17,241,672)		17,241,672
Total Investments - 107.8%
(Cost $385,430,983)		$239,131,284

Percentages are based on Net Assets of $221,816,207.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2023. Total value of the securities out on loan is $15,455,029 or 7.0% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2023, the value of these securities amounted to $11,357,400 or 5.1% of net assets.

(d)	Illiquid security. At January 31, 2023, the value of this security amounted to $0 or 0.0% of net assets. The Fund has fair valued this security. Value determined using significant unobservable inputs.
(e)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

	Category
	Investments in Securities
	Assets
	Level 1
	Common Stocks	$221,045,356
	Money Market Funds	844,256
	Investments Purchased with Proceeds from Securities Lending	17,241,672
	Total Level 1	239,131,284
	Level 2	-
	Total Level 2	-
	Level 3
	Common Stocks	0
	Total Level 3	0
	Total	$239,131,284

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

IBUY	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 01/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 01/31/2023
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

IBUY			Fair Value as of 01/31/23	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stock			$0	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.